Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2025
Interests In Unconsolidated Structured Entities [Line Items]
Unconsolidated structured entities
c) Unconsolidated structured entities
During
2025,
the
Group
sponsored the
creation
of
various SEs
and
interacted with
a
number of
non-sponsored SEs,
including
securitization
vehicles,
client
vehicles
and
certain
investment
funds,
that
UBS
did
not
consolidate
as
of
31 December 2025 because it did not control them.
Interests in unconsolidated structured entities
The table below presents
the Group’s interests in and
maximum exposure to loss
from unconsolidated SEs. It
additionally
includes total assets
held by the
SEs in which
UBS had an
interest as of
year-end, except
for unconsolidated structured
entities sponsored by third parties, for which the carrying amount of UBS’s interest as of year-end has been disclosed.
Interests in unconsolidated structured entities
31.12.25
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 80 415 7,696 173 8,363 8,363
Derivative financial instruments 0 230 56 0 286 286
Loans and advances to customers 126 0 172 61 359 359
Financial assets at fair value not held for trading 955 0 749 139 1,842 1,842
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,782 0 0 0 1,782 1,782
Total assets 2,942
5
645 8,673
6
373 12,632 12,632
Derivative financial instruments 0 287 940 0 1,227 51
Total liabilities 0 287 940 0 1,227 51
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 32
7
3
8
232
9
0
10
31.12.24
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 94 143 6,482 235 6,953 6,953
Derivative financial instruments 2 110 83 0 195 195
Loans and advances to customers 0 138 286 23 446 446
Financial assets at fair value not held for trading 1,275 0 721 236 2,232 2,232
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,023 0 0 0 1,024 1,024
Total assets 2,394
5
392 7,571
6
494 10,851 10,851
Derivative financial instruments 1 50 716 0 767 2
Total liabilities 1 50 716 0 767 2
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 63 3
8
195
9
0
10
1 Includes loans to pre-securitization
warehouse structured entities managed
by third parties that have
a high loan-to-value ratio
(LTV) or are
credit-impaired, as well as securities
issued by securitization structured
entities sponsored by
both UBS and
third parties.
2 Client vehicles sponsored
by UBS are structured
entities that do not
qualify as a
securitization in line
with regulatory requirements
and are not
considered an
investment fund.
3 Other vehicles sponsored by third parties are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund. Interests in
other vehicles sponsored by third parties includes loans provided to third-party structured entities that have a high LTV or are credit-impaired.
4 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral
or other credit enhancements.
5 As of 31 December 2025, USD
999 m (31 December 2024: USD 1,273
m) represents the carrying amount of UBS’s
interests in
securitization vehicles sponsored by UBS and USD 1,943 m (31 December 2024: USD 1,121
m) represents the carrying amount of UBS’s interests in securitization vehicles not sponsored by UBS.
6 As of 31 December
2025, USD 854
m (31 December
2024: USD
1,008
m) represents the
carrying amount of
UBS’s interests
in investment funds
sponsored by UBS
and USD
7,819
m (31 December
2024: USD
6,563 m) represents the
carrying amount of UBS’s interests
in investment funds not sponsored by UBS.
7 As of 31 December 2025, USD
30
bn represents the principal amount outstanding for securitization vehicles sponsored by UBS and
USD 2
bn represents the carrying amount of
UBS’s interests in securitization
vehicles not sponsored by UBS.
8 Represents the market value
of total assets.
9 As of 31 December 2025, USD
224 bn (31 December
2024: USD 188
bn) represents
the net
asset value
of investment
funds sponsored
by UBS
and USD
8
bn (31 December
2024: USD
7
bn) represents
the carrying
amount of
UBS’s interests
in investment
funds not
sponsored by UBS.
10 Represents the carrying amount of UBS’s interest in other vehicles sponsored by third parties.
The Group retains
or purchases interests
in unconsolidated
SEs in the
form of direct
investments, financing,
underwriting,
secondary
market
making
activities,
guarantees,
letters
of
credit
and
derivatives,
as
well
as
through
management
contracts. The Group’s
maximum exposure
to loss
is generally
equal to
the carrying amount
of the
Group’s interest
in
the given
SE, with
this
subject to
change over
time with
market movements.
Guarantees, letters
of
credit
and credit
derivatives are an
exception, with the
given contract’s
notional amount,
adjusted for losses
already incurred, representing
the maximum loss that the Group is exposed to.
The
maximum exposure
to loss
disclosed in
the
table above
does not
reflect the
Group’s risk
management activities,
including
effects
from
financial
instruments
that
may
be
used
to
economically
hedge
risks
inherent
in
the
given
unconsolidated SE or risk-reducing effects of collateral or other credit enhancements.
In
2025
and
2024,
the
Group
did
not
provide
support,
financial
or
otherwise,
to
any
unconsolidated
SE
when
not
contractually obligated to do so, nor does the Group currently have any intention to do so in the future.
In 2025
and 2024,
income and
expenses from
interests in
unconsolidated SEs
primarily resulted
from mark-to-market
movements recognized
in
Other net
income from
financial instruments
measured at
fair value
through profit
or
loss
,
which were generally
hedged with other
financial instruments, as
well as fee
and commission income
received from UBS-
sponsored funds.
Interests in securitization vehicles
In addition to the interests
disclosed in the table above,
the Group manages the
assets of certain securitization vehicles
and receives fees based, in
whole or in part,
on the asset value
of the vehicles. Interest in
such vehicles is not
represented
by the
on-balance sheet
fee receivable
but rather
by the
future exposure
to variable
fees. The
net asset
value of
such
vehicles was USD 25 bn as of 31 December 2025 (31 December 2024: USD 24 bn) and has been excluded from the table above.
The numbers outlined
in the table above may differ from the
securitization
positions presented
in the 31 December 2025
Pillar 3
Report,
available
under
“Pillar 3
disclosures”
at
ubs.com/investors
, for
the following
reasons:
(i) exclusion
of synthetic
securitizations
transacted
with
entities
that are
not SEs
and transactions
in which
the Group
did not
have an
interest
because
it did
not absorb
any risk;
(ii) a
different
measurement
basis
in certain
cases
(e.g.
IFRS Accounting
Standards
carrying
amount
within the
table above
compared with
net exposure
amount at
default for
Pillar 3 disclosures);
(iii) different
classification
of
vehicles viewed as sponsored
by the Group versus sponsored by third parties;
and (iv) as the trading book exposure table
has been
removed,
Pillar 3 disclosures
now only include
banking book
securitization
exposures.
›
Refer to the 31 December 2025 Pillar 3 Report, available under “Pillar 3 disclosures” at ubs.com/investors , for more information
Interests in client vehicles sponsored by UBS
UBS-sponsored
client
vehicles
are
established
predominantly
for
clients
to
gain
exposure
to
specific
assets
or
risk
exposures. Such vehicles may enter into
derivative agreements,
with UBS or a third
party,
to align the cash flows of
the
entity with the investor’s intended investment objective, or to introduce other desired risk exposures.
Interests in investment funds
Investment funds have a collective investment objective, and are either passively managed, so that any decision-making
does not have a substantive effect on variability, or are actively managed and investors or their governing bodies do not have substantive voting or similar rights.
In addition
to the
interests disclosed
in the
table above,
the Group
manages the
assets of
various pooled
investment
funds and receives
fees based, in
whole or in
part, on the
net asset value
of the fund
and / or
the performance of
the
fund. These fee contracts represent an interest in the fund, as they align the Group’s exposure with investors, providing
a variable
return based
on the
performance of
the entity.
Depending on
the structure
of the
fund, these
fees may
be
collected directly from
the fund’s
assets and
/ or
from the
investors. Any amounts
due are
collected on a
regular basis
and are
generally backed
by the
fund’s assets.
Therefore, interest
in such
funds is
not represented
by the
on-balance
sheet fee receivable but rather
by the future exposure
to variable fees. The net
asset value of such funds
was USD
637 bn
and USD 532
bn as
of 31 December
2025 and
31 December 2024, respectively,
and has
been excluded
from the
table
above.
The
Group
did
not have
any
material exposure
to
loss from
these
interests
as
of
31 December 2025
or
as
of
31 December 2024.
Interests in other vehicles sponsored by third parties
Interests in other vehicles sponsored by third parties include loans with a high LTV and credit-impaired loans provided to third-party structured entities.
Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end
UBS is considered
to sponsor another entity
if, in addition to
ongoing involvement with that
entity,
it had a
key role in
establishing that entity or in bringing together relevant counterparties for a transaction facilitated by that entity.
During 2025 and 2024, the Group did not earn material income from sponsored unconsolidated SEs in which it did not have an interest at year-end.
During
2025,
the
aggregated
carrying
amount
of
assets
transferred
into
newly
created
sponsored
SEs,
excluding
sponsored funds,
was USD
10.3
bn (2024:
USD
5.5
bn). For
sponsored investment
funds, several
new open-ended
and
close-ended funds were created during
the year with further transfers
arising from management of the
strategy, investor
activity and market movements, which did
not result in a material net asset
value movement in 2025 (2024:
immaterial).
Certain associates
in the
Asset Management
business division
sponsor investment
funds.
The
Group’s share
of
those
associates’ invested assets is USD 93 bn (2024: USD 84 bn).
›
Refer to Note 30 for more information about invested assets